JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	264,600	5,594,535
Yamato Holdings Co. Ltd.(a)	447,200	7,161,138

		12,755,673

Airlines — 0.2%
ANA Holdings, Inc.(a)	125,000	3,904,275
Japan Airlines Co. Ltd.(a)	123,100	3,462,860

		7,367,135

Auto Components — 2.4%
Aisin Seiki Co. Ltd.	198,600	6,611,402
Bridgestone Corp.	675,100	23,911,388
Denso Corp.	565,400	23,193,929
Koito Manufacturing Co. Ltd.	139,800	6,066,822
NGK Spark Plug Co. Ltd.	190,800	3,352,624
NHK Spring Co. Ltd.	244,100	1,965,369
NOK Corp.	131,800	1,755,394
Stanley Electric Co. Ltd.	166,700	4,293,365
Sumitomo Electric Industries Ltd.	863,200	11,507,868
Sumitomo Rubber Industries Ltd.	203,000	2,230,423
Toyoda Gosei Co. Ltd.	80,600	1,828,701
Toyota Boshoku Corp.	95,000	1,371,538
Toyota Industries Corp.	223,200	12,072,344
Yokohama Rubber Co. Ltd. (The)	145,600	2,474,795

		102,635,962

Automobiles — 7.5%
Honda Motor Co. Ltd.	1,969,300	50,365,627
Isuzu Motors Ltd.	673,300	6,596,628
Mazda Motor Corp.	652,500	5,476,952
Mitsubishi Motors Corp.	745,300	2,776,789
Nissan Motor Co. Ltd.	2,615,500	14,192,481
Subaru Corp.	694,100	17,361,176
Suzuki Motor Corp.	501,800	22,960,253
Toyota Motor Corp.	2,838,000	197,319,616
Yamaha Motor Co. Ltd.	342,500	6,355,985

		323,405,507

Banks — 5.4%
Aozora Bank Ltd.	128,600	3,465,238
Bank of Kyoto Ltd. (The)	82,500	3,297,173
Chiba Bank Ltd. (The)	831,600	4,509,415
Chugoku Bank Ltd. (The)	212,300	2,012,459
Concordia Financial Group Ltd.	1,354,200	5,104,766
Fukuoka Financial Group, Inc.	207,800	3,601,040
Hachijuni Bank Ltd. (The)	555,700	2,122,514
Iyo Bank Ltd. (The)	352,000	1,816,539
Kansai Mirai Financial Group, Inc.	143,500	827,814
Kyushu Financial Group, Inc.	503,800	2,103,499
Mebuki Financial Group, Inc.	1,153,700	2,556,693
Mitsubishi UFJ Financial Group, Inc.	14,116,300	72,481,804
Mizuho Financial Group, Inc.	27,606,100	40,937,946
Resona Holdings, Inc.	2,400,400	9,898,883
Seven Bank Ltd.	795,400	2,378,688
Shinsei Bank Ltd.	216,800	3,319,471
Shizuoka Bank Ltd. (The)	625,000	4,387,723
Sumitomo Mitsui Financial Group, Inc.	1,492,900	52,489,494
Sumitomo Mitsui Trust Holdings, Inc.	408,000	15,042,931
Yamaguchi Financial Group, Inc.	290,600	1,749,464

		234,103,554

Beverages — 1.3%
Asahi Group Holdings Ltd.	499,500	23,155,836
Coca-Cola Bottlers Japan Holdings, Inc.(a)	168,200	4,427,176
Kirin Holdings Co. Ltd.	993,700	21,824,159
Suntory Beverage & Food Ltd.	137,700	5,829,983

		55,237,154

Biotechnology — 0.1%
PeptiDream, Inc.*	106,300	5,031,990

Building Products — 1.5%
AGC, Inc.	247,300	8,336,070
Daikin Industries Ltd.	318,700	44,907,171
LIXIL Group Corp.	316,800	5,267,565
TOTO Ltd.	173,200	7,037,894

		65,548,700

Capital Markets — 1.0%
Daiwa Securities Group, Inc.	1,699,700	8,595,847
Japan Exchange Group, Inc.	583,100	10,449,989
Matsui Securities Co. Ltd.	123,300	1,005,868
Nomura Holdings, Inc.	3,608,200	18,471,833
SBI Holdings, Inc.	244,300	5,663,025

		44,186,562

Chemicals — 4.2%
Air Water, Inc.	233,100	3,201,656
Asahi Kasei Corp.	1,515,500	15,501,060
Daicel Corp.	342,800	3,245,047
DIC Corp.	90,000	2,359,331
Hitachi Chemical Co. Ltd.	111,000	4,646,819
JSR Corp.	216,300	3,852,525
Kaneka Corp.	73,900	2,265,705
Kansai Paint Co. Ltd.	281,600	6,740,917
Kuraray Co. Ltd.	385,800	4,637,507
Mitsubishi Chemical Holdings Corp.	1,539,300	11,124,480
Mitsubishi Gas Chemical Co., Inc.	229,100	3,468,562
Mitsui Chemicals, Inc.	211,300	4,640,412
Nippon Paint Holdings Co. Ltd.	215,800	10,315,503
Nippon Shokubai Co. Ltd.	38,100	2,233,848
Nissan Chemical Corp.	159,800	6,603,566
Nitto Denko Corp.	172,600	9,594,511
Shin-Etsu Chemical Co. Ltd.	416,700	47,655,374
Showa Denko KK	162,800	3,892,982
Sumitomo Chemical Co. Ltd.	1,799,800	7,647,708
Taiyo Nippon Sanso Corp.	230,700	5,056,700
Teijin Ltd.	215,200	3,847,519
Toray Industries, Inc.	1,773,700	11,605,877
Tosoh Corp.	353,400	4,984,680
Ube Industries Ltd.	110,500	2,217,848

		181,340,137

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	327,800	9,038,943
Park24 Co. Ltd.	123,000	3,088,863
Secom Co. Ltd.	233,300	20,472,695
Sohgo Security Services Co. Ltd.	94,300	4,894,283
Toppan Printing Co. Ltd.	380,200	7,577,399

		45,072,183

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Construction & Engineering — 0.9%
JGC Holdings Corp.	281,700	4,046,935
Kajima Corp.	546,000	6,926,764
Kinden Corp.	157,900	2,690,603
Obayashi Corp.	784,400	8,602,494
Shimizu Corp.	788,700	8,089,568
Taisei Corp.	244,100	9,745,390

		40,101,754

Construction Materials — 0.1%
Taiheiyo Cement Corp.	138,200	3,719,634

Consumer Finance — 0.2%
Acom Co. Ltd.	503,300	2,357,514
AEON Financial Service Co. Ltd.	117,400	1,834,088
Credit Saison Co. Ltd.	177,400	2,845,672
Hitachi Capital Corp.(a)	56,000	1,515,790
Orient Corp.	663,400	1,019,440

		9,572,504

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	178,600	3,021,484

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc.	89,200	2,450,311

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	584,400	3,660,449
ORIX Corp.	1,440,100	24,326,841
Tokyo Century Corp.	59,400	3,021,648

		31,008,938

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	1,400,000	35,695,855

Electric Utilities — 0.9%
Chubu Electric Power Co., Inc.	782,900	10,632,325
Chugoku Electric Power Co., Inc. (The)(a)	338,900	4,472,874
Kansai Electric Power Co., Inc. (The)	898,100	10,079,221
Kyushu Electric Power Co., Inc.	515,500	4,245,034
Shikoku Electric Power Co., Inc.	225,600	1,913,210
Tohoku Electric Power Co., Inc.	546,700	5,124,232
Tokyo Electric Power Co. Holdings, Inc.*	873,600	3,459,359

		39,926,255

Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	162,300	4,752,467
Furukawa Electric Co. Ltd.	76,800	1,783,253
Mabuchi Motor Co. Ltd.	65,000	2,368,412
Mitsubishi Electric Corp.	2,334,400	32,366,812
Nidec Corp.	298,200	37,504,841

		78,775,785

Electronic Equipment, Instruments & Components — 5.6%
Alps Alpine Co. Ltd.	238,400	4,279,957
Canon Marketing Japan, Inc.	59,400	1,415,796
Citizen Watch Co. Ltd.	342,400	1,655,309
Hamamatsu Photonics KK	159,700	6,752,320
Hirose Electric Co. Ltd.	36,300	4,502,263
Hitachi High-Technologies Corp.	71,900	5,140,846
Hitachi Ltd.	1,051,600	40,052,828
Ibiden Co. Ltd.	145,500	3,351,462
Keyence Corp.	203,600	68,441,573
Kyocera Corp.	381,800	25,086,697
Murata Manufacturing Co. Ltd.	698,000	39,517,135
Nippon Electric Glass Co. Ltd.	90,900	1,756,013
Omron Corp.	224,200	12,838,795
Shimadzu Corp.	299,300	8,399,839
TDK Corp.	140,900	14,917,869
Yokogawa Electric Corp.	259,900	4,522,274

		242,630,976

Entertainment — 1.7%
DeNA Co. Ltd.	116,400	1,914,306
GungHo Online Entertainment, Inc.	51,150	930,534
Konami Holdings Corp.	110,800	4,291,000
Nexon Co. Ltd.*	509,200	6,896,062
Nintendo Co. Ltd.	128,800	47,379,812
Square Enix Holdings Co. Ltd.	95,900	4,707,684
Toho Co. Ltd.	154,100	5,676,855

		71,796,253

Equity Real Estate Investment Trusts (REITs) — 1.8%
Advance Residence Investment Corp.(a)	1,506	4,736,172
Daiwa House REIT Investment Corp.	2,030	5,416,106
GLP J	4,167	5,597,218
Japan Prime Realty Investment Corp.	1,003	4,640,230
Japan Real Estate Investment Corp.	1,506	10,997,303
Japan Retail Fund Investment Corp.	2,846	6,089,889
Nippon Building Fund, Inc.	1,535	12,434,577
Nippon Prologis REIT, Inc.	2,554	7,342,100
Nomura Real Estate Master Fund, Inc.	4,943	8,704,023
Orix JREIT, Inc.	3,001	6,340,604
United Urban Investment Corp.	3,390	6,078,880

		78,377,102

Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	947,900	19,387,863
Cosmos Pharmaceutical Corp.	11,600	2,547,600
FamilyMart Co. Ltd.	275,500	6,025,242
Lawson, Inc.	54,500	3,154,364
Matsumotokiyoshi Holdings Co. Ltd.	99,800	3,990,649
Seven & i Holdings Co. Ltd.	867,300	33,255,175
Sundrug Co. Ltd.	73,900	2,504,331
Tsuruha Holdings, Inc.	39,100	4,785,911
Welcia Holdings Co. Ltd.	55,800	3,064,182

		78,715,317

Food Products — 1.7%
Ajinomoto Co., Inc.	597,000	9,832,503
Calbee, Inc.	122,300	3,999,277
Ezaki Glico Co. Ltd.	62,500	2,666,920
Kewpie Corp.	130,500	2,721,632
Kikkoman Corp.	210,800	10,214,872
MEIJI Holdings Co. Ltd.	157,700	11,097,949
NH Foods Ltd.	111,900	4,912,087
Nisshin Seifun Group, Inc.	284,600	4,859,533
Nissin Foods Holdings Co. Ltd.	91,900	6,897,891
Toyo Suisan Kaisha Ltd.	110,900	4,646,257
Yakult Honsha Co. Ltd.	174,800	8,791,629
Yamazaki Baking Co. Ltd.(a)	196,400	3,737,589

		74,378,139

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	453,000	7,665,608
Toho Gas Co. Ltd.	107,900	4,168,397
Tokyo Gas Co. Ltd.	423,300	9,306,674

		21,140,679

Health Care Equipment & Supplies — 2.5%
Asahi Intecc Co. Ltd.	283,000	7,797,401
Hoya Corp.	411,300	39,363,637
Olympus Corp.	1,415,900	22,877,049
Sysmex Corp.	179,700	12,855,785
Terumo Corp.	759,700	27,345,978

		110,239,850

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	230,000	4,621,209
Medipal Holdings Corp.	241,900	5,125,860
Suzuken Co. Ltd.	88,800	3,404,588

		13,151,657

Health Care Technology — 0.3%
M3, Inc.	464,700	13,525,224

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.	72,300	3,436,527
Oriental Land Co. Ltd.	245,100	31,920,595

		35,357,122

Household Durables — 3.9%
Casio Computer Co. Ltd.	253,400	4,696,868
Haseko Corp.	291,000	3,794,045
Iida Group Holdings Co. Ltd.	195,300	3,291,551
Nikon Corp.	435,800	5,262,284
Panasonic Corp.	2,533,800	25,180,948
Rinnai Corp.	42,100	3,000,971
Sekisui Chemical Co. Ltd.	495,100	8,246,103
Sekisui House Ltd.	705,800	15,176,228
Sharp Corp.(a)	225,700	3,061,656
Sony Corp.	1,383,200	96,722,893

		168,433,547

Household Products — 0.6%
Lion Corp.	325,200	6,177,727
Pigeon Corp.	132,300	4,669,150
Unicharm Corp.	479,200	16,399,979

		27,246,856

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	189,100	4,264,449

Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	116,900	5,286,341
Toshiba Corp.	465,000	14,861,572

		20,147,913

Insurance — 2.8%
Dai-ichi Life Holdings, Inc.	1,302,900	19,336,584
Japan Post Holdings Co. Ltd.	1,614,500	14,686,576
MS&AD Insurance Group Holdings, Inc.	535,400	17,782,075
Sompo Holdings, Inc.	405,900	15,165,979
Sony Financial Holdings, Inc.	165,600	3,812,804
T&D Holdings, Inc.	646,900	6,895,497
Tokio Marine Holdings, Inc.	771,900	41,899,690

		119,579,205

Interactive Media & Services — 0.4%
Kakaku.com, Inc.	143,500	3,748,852
LINE Corp.*	60,500	2,981,193
Z Holdings Corp.	2,883,600	11,453,486

		18,183,531

Internet & Direct Marketing Retail — 0.3%
Mercari, Inc.*(a)	101,800	1,772,865
Rakuten, Inc.	889,000	6,858,149
ZOZO, Inc.	213,500	3,556,003

		12,187,017

IT Services — 1.9%
Fujitsu Ltd.	207,000	21,886,684
GMO Payment Gateway, Inc.	45,200	2,906,512
Itochu Techno-Solutions Corp.	104,400	3,074,455
NEC Corp.	283,200	12,606,184
Nomura Research Institute Ltd.	423,500	9,319,416
NTT Data Corp.	701,400	9,852,721
Obic Co. Ltd.	72,500	9,878,960
Otsuka Corp.	119,800	4,671,585
SCSK Corp.	55,900	2,996,043
TIS, Inc.	85,900	5,160,560

		82,353,120

Leisure Products — 1.0%
Bandai Namco Holdings, Inc.	241,400	14,027,391
Sankyo Co. Ltd.	50,200	1,686,529
Sega Sammy Holdings, Inc.	193,900	2,640,382
Shimano, Inc.	92,700	14,213,456
Yamaha Corp.	183,300	9,364,229

		41,931,987

Machinery — 5.2%
Amada Holdings Co. Ltd.	400,200	4,168,023
Daifuku Co. Ltd.	137,600	8,285,017
FANUC Corp.	210,700	38,374,792
Harmonic Drive Systems, Inc.	45,000	2,002,339
Hino Motors Ltd.	312,300	2,924,361
Hitachi Construction Machinery Co. Ltd.	114,600	3,071,046
Hoshizaki Corp.	59,800	5,501,119
IHI Corp.	168,200	3,983,568
JTEKT Corp.	268,700	2,849,289
Kawasaki Heavy Industries Ltd.	181,600	3,580,201
Komatsu Ltd.	1,057,400	23,380,208
Kubota Corp.	1,260,600	19,740,489
Kurita Water Industries Ltd.	116,200	3,398,086
Makita Corp.	304,400	11,643,165
MINEBEA MITSUMI, Inc.	464,300	9,019,496
MISUMI Group, Inc.	308,500	7,654,908
Mitsubishi Heavy Industries Ltd.	366,800	13,379,901
Nabtesco Corp.	136,000	3,897,045
NGK Insulators Ltd.	302,700	5,075,277
NSK Ltd.	527,400	4,399,150
SMC Corp.	73,200	31,598,199
Sumitomo Heavy Industries Ltd.	133,600	3,499,906
THK Co. Ltd.	133,900	3,338,252
Yaskawa Electric Corp.	289,900	9,923,786

		224,687,623

Marine — 0.1%
Mitsui OSK Lines Ltd.	131,100	3,152,281
Nippon Yusen KK	184,900	2,944,336

		6,096,617

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Media — 0.5%
CyberAgent, Inc.	110,000	4,383,418
Dentsu Group, Inc.	269,700	8,937,597
Fuji Media Holdings, Inc.	51,400	698,865
Hakuhodo DY Holdings, Inc.	330,000	4,675,781
Nippon Television Holdings, Inc.	57,700	779,558
Tokyo Broadcasting System Holdings, Inc.	38,700	669,334

		20,144,553

Metals & Mining — 1.0%
Daido Steel Co. Ltd.	43,000	1,644,329
Hitachi Metals Ltd.	219,200	3,368,976
JFE Holdings, Inc.	627,900	7,435,521
Kobe Steel Ltd.	396,100	1,808,791
Maruichi Steel Tube Ltd.(a)	86,900	2,411,231
Mitsubishi Materials Corp.	143,000	3,596,550
Nippon Steel Corp.	1,033,200	14,336,150
Sumitomo Metal Mining Co. Ltd.	297,200	8,449,531
Yamato Kogyo Co. Ltd.	52,700	1,276,753

		44,327,832

Multiline Retail — 0.8%
Isetan Mitsukoshi Holdings Ltd.	430,500	3,360,948
Izumi Co. Ltd.	49,600	1,563,363
J Front Retailing Co. Ltd.	294,200	3,541,245
Marui Group Co. Ltd.	243,200	5,624,712
Pan Pacific International Holdings Corp.	654,400	10,559,902
Ryohin Keikaku Co. Ltd.	286,900	4,796,568
Seria Co. Ltd.	50,000	1,375,960
Takashimaya Co. Ltd.(a)	193,300	2,066,828

		32,889,526

Oil, Gas & Consumable Fuels — 0.7%
Idemitsu Kosan Co. Ltd.	272,452	6,799,932
Inpex Corp.	1,176,500	10,981,649
JXTG Holdings, Inc.	3,511,900	14,936,743

		32,718,324

Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,102,800	5,602,884

Personal Products — 1.9%
Kao Corp.	524,000	41,792,764
Kobayashi Pharmaceutical Co. Ltd.	60,900	4,903,598
Kose Corp.	36,900	4,751,283
Pola Orbis Holdings, Inc.	92,200	1,997,491
Shiseido Co. Ltd.	434,900	27,999,130

		81,444,266

Pharmaceuticals — 6.6%
Astellas Pharma, Inc.	1,950,800	34,470,885
Chugai Pharmaceutical Co. Ltd.	231,200	23,681,535
Daiichi Sankyo Co. Ltd.	662,900	44,796,860
Eisai Co. Ltd.	322,400	24,296,596
Hisamitsu Pharmaceutical Co., Inc.	92,600	4,682,758
Kyowa Kirin Co. Ltd.	275,900	6,486,205
Nippon Shinyaku Co. Ltd.	66,600	5,904,654
Ono Pharmaceutical Co. Ltd.	545,700	12,565,749
Otsuka Holdings Co. Ltd.	606,500	26,944,002
Santen Pharmaceutical Co. Ltd.	434,700	8,107,404
Shionogi & Co. Ltd.	316,900	18,847,350
Sumitomo Dainippon Pharma Co. Ltd.	186,000	3,192,939
Taisho Pharmaceutical Holdings Co. Ltd.	59,500	4,203,434
Takeda Pharmaceutical Co. Ltd.	1,713,800	65,815,754
Tsumura & Co.	75,100	2,039,730

		286,035,855

Professional Services — 1.7%
Nihon M&A Center, Inc.	153,400	4,388,379
Persol Holdings Co. Ltd.	206,500	3,691,844
Recruit Holdings Co. Ltd.	1,733,200	67,553,726

		75,633,949

Real Estate Management & Development — 3.0%
Aeon Mall Co. Ltd.	112,000	1,861,026
Daito Trust Construction Co. Ltd.	82,200	9,682,876
Daiwa House Industry Co. Ltd.	724,300	22,802,707
Hulic Co. Ltd.	542,200	6,573,965
Mitsubishi Estate Co. Ltd.	1,512,500	29,621,513
Mitsui Fudosan Co. Ltd.	1,064,600	28,196,479
Nomura Real Estate Holdings, Inc.	131,900	3,248,172
Sumitomo Realty & Development Co. Ltd.	517,600	19,055,714
Tokyo Tatemono Co. Ltd.	235,900	3,811,532
Tokyu Fudosan Holdings Corp.	657,400	4,634,235

		129,488,219

Road & Rail — 4.4%
Central Japan Railway Co.	224,000	43,967,102
East Japan Railway Co.	410,900	36,180,405
Hankyu Hanshin Holdings, Inc.	276,400	11,214,141
Keikyu Corp.	299,800	5,518,698
Keio Corp.	132,800	7,596,156
Keisei Electric Railway Co. Ltd.	187,400	6,779,580
Kintetsu Group Holdings Co. Ltd.	207,300	10,925,387
Kyushu Railway Co.	173,900	5,689,892
Nagoya Railroad Co. Ltd.	213,800	6,272,521
Nankai Electric Railway Co. Ltd.	123,300	3,182,614
Nippon Express Co. Ltd.	97,000	5,054,577
Odakyu Electric Railway Co. Ltd.	368,600	8,176,085
Seibu Holdings, Inc.	307,200	4,788,500
Tobu Railway Co. Ltd.	230,800	8,130,380
Tokyu Corp.	618,200	10,894,110
West Japan Railway Co.	208,000	17,598,848

		191,968,996

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp.	217,000	11,321,062
Disco Corp.	31,300	7,209,742
Renesas Electronics Corp.*	1,132,300	7,123,663
Rohm Co. Ltd.	102,800	7,394,967
SUMCO Corp.	277,400	4,241,821
Tokyo Electron Ltd.	179,600	39,502,324

		76,793,579

Software — 0.2%
Oracle Corp.	36,200	3,133,385
Trend Micro, Inc.	132,900	6,944,077

		10,077,462

Specialty Retail — 1.7%
ABC-Mart, Inc.	34,100	2,187,711
Fast Retailing Co. Ltd.	70,300	37,812,682
Hikari Tsushin, Inc.	22,300	5,481,427

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Specialty Retail — continued
K’s Holdings Corp.	227,800	2,766,125
Nitori Holdings Co. Ltd.	92,100	14,312,438
Shimamura Co. Ltd.	26,900	2,021,085
USS Co. Ltd.	238,400	4,326,870
Workman Co. Ltd.	24,600	1,982,370
Yamada Denki Co. Ltd.	777,600	3,919,310

		74,810,018

Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	285,100	5,505,956
Canon, Inc.	1,174,500	30,800,451
FUJIFILM Holdings Corp.	447,600	22,229,826
Konica Minolta, Inc.	546,500	3,335,901
Ricoh Co. Ltd.	809,900	9,189,483
Seiko Epson Corp.	347,600	5,082,667

		76,144,284

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.(a)	206,400	3,015,377

Tobacco — 0.6%
Japan Tobacco, Inc.	1,217,600	25,745,493

Trading Companies & Distributors — 3.9%
ITOCHU Corp.	1,723,100	40,253,291
Marubeni Corp.	1,889,400	13,576,503
Mitsubishi Corp.	1,728,700	44,316,332
Mitsui & Co. Ltd.	1,894,600	33,696,637
MonotaRO Co. Ltd.	149,900	3,595,763
Sojitz Corp.	1,224,500	3,854,227
Sumitomo Corp.	1,360,000	20,229,563
Toyota Tsusho Corp.	257,900	8,916,137

		168,438,453

Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.	79,000	3,641,043
Kamigumi Co. Ltd.	130,000	2,777,789
Mitsubishi Logistics Corp.	89,900	2,277,674

		8,696,506

Wireless Telecommunication Services — 4.3%
KDDI Corp.	1,741,300	52,620,484
NTT DOCOMO, Inc.	1,305,400	37,089,551
Softbank Corp.	1,769,500	24,275,949
SoftBank Group Corp.	1,794,900	72,468,296

		186,454,280

TOTAL COMMON STOCKS (Cost $4,189,572,346)		4,315,811,117

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(b)(c)	14,000,700	14,003,501
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)	5,737,294	5,737,294

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $19,739,795)		19,740,795

Total Investments — 100.0% (Cost $4,209,312,141)		4,335,551,912
Liabilities in Excess of Other Assets — 0.0%(d)		(1,193,474)

Net Assets — 100.0%		4,334,358,438

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $18,466,842.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	124	03/2020	JPY	18,852,964	(931,602)

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock(a)	$14,782,903	$4,301,028,214	$—	$4,315,811,117
Short-Term Investments
Investment of cash collateral from securities loaned	19,740,795	—	—	19,740,795

Total Investments in Securities	$34,523,698	$4,301,028,214	$—	$4,335,551,912

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(931,602)	$—	$(931,602)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$12,001,600	$99,000,000	$97,000,000	$2,300	$(399)	$14,003,501	14,000,700	$109,697	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	6,340,122	77,095,534	77,698,362	—	—	5,737,294	5,737,294	33,157	—

Total	$18,341,722	$176,095,534	$174,698,362	$2,300	$(399)	$19,740,795		$142,854	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.